Other Current Assets- Schedule of Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses and other	$ 29	$ 28
VAT receivables related to disposition of Los Filos	13
Accrued interest receivable	4	31
Current derivative assets designated as hedging instruments	2
Total	$ 48	$ 59